Per Share Data (Tables)	12 Months Ended
Dec. 31, 2012
Per Share Data
Schedule of computation of basic and diluted earnings per share

	For the Year Ended December 31,
	2012	2011	2010
Net Income available to Common Stockholders — Basic	$1,431,159	$1,021,462	$610,424
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options	—	39	97

Net Income available to Common Stockholders — Diluted	$1,431,159	$1,021,501	$610,521

Weighted Average Shares Outstanding — Basic	303,137,350	293,504,064	291,076,008
Effect of stock options	1,072	69,408	274,460

Weighted Average Shares Outstanding — Diluted	303,138,422	293,573,472	291,350,468

Schedule of taxable nature of dividend declared

	For the Year Ended December 31,
	2012	2011	2010
Total dividends paid per common share	$4.10	$3.50	$2.60

Percent taxable as ordinary income	99.50%	98.30%	53.82%
Percent taxable as long-term capital gains	0.50%	1.70%	39.68%
Percent nontaxable as return of capital	—	—	6.50%

	100.0%	100.0%	100.0%